Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Feb. 03, 2014 PG&E Corporation [Member]	Dec. 31, 2013 Pacific Gas And Electric Company [Member]	Feb. 03, 2014 Pacific Gas And Electric Company [Member]
Document Type	10-K			10-K
Document Period End Date	Dec. 31, 2013			Dec. 31, 2013
Amendment Flag	false			false
Entity Filer Category	Large Accelerated Filer			Non-accelerated Filer
Entity Registrant Name	PG&E CORP			PACIFIC GAS & ELECTRIC CO
Entity Central Index Key	0001004980			0000075488
Current Fiscal Year End Date	--12-31			--12-31
Document Fiscal Year Focus	2013			2013
Entity Current Reporting Status	Yes			Yes
Document Fiscal Period Focus	FY			FY
Entity Well-known Seasoned Issuer	Yes			Yes
Entity Voluntary Filers	No			No
Entity Public Float		$ 20,326
Entity Common Stock, Shares Outstanding			457,663,407		264,374,809